GARTMORE BOND FUND
                       (FORMERLY "NATIONWIDE  BOND FUND")
                          GARTMORE TAX-FREE INCOME FUND
                  (FORMERLY "NATIONWIDE  TAX-FREE INCOME FUND")
                          GARTMORE GOVERNMENT BOND FUND
                  (FORMERLY "NATIONWIDE  GOVERNMENT BOND FUND")
                      GARTMORE MORLEY ENHANCED INCOME FUND
              (FORMERLY "NATIONWIDE  MORLEY ENHANCED INCOME FUND")
                           GARTMORE MONEY MARKET FUND
                   (FORMERLY "NATIONWIDE  MONEY MARKET FUND")

                    PROSPECTUS SUPPLEMENT DATED MARCH 8, 2002
                      TO PROSPECTUS DATED JANUARY 25, 2002

The disclosure on pages 22 and 23 of the above noted prospectus regarding the Gartmore Morley Enhanced Income Fund under the heading "Portfolio Managers -
Gartmore Morley Enhanced Income Fund" is deleted and replaced with the following:

Portfolio  Managers
GARTMORE  MORLEY  ENHANCED  INCOME  FUND

Effective March 1, 2002, Perpetua M. Phillips and Parker D. Bridgeport are co-portfolio managers of the Fund. Ms. Phillips joined Gartmore Morley Capital Management, Inc. ("GMCM") in 1999 and has twelve years of experience in finance and investments, including management of indexed and total return portfolios. In March 2001, Ms. Phillips began co-managing this Fund and the Gartmore Morley Capital Accumulation Fund. Prior to joining GMCM, Ms. Philips was a portfolio manager with the Fixed Income Management Group of Brundage Story and Rose (1990-1999). Mr. Bridgeport has sixteen years of experience in finance and investments, including fixed income portfolio management and trading and credit analysis. Prior to joining GMCM in June 2001, he worked for GE Financial Assurance for six years. Mr. Bridgeport also co-manages the Gartmore Morley Capital Accumulation Fund. Both Ms. Phillips and Mr. Bridgeport are members of the GMCM's Investment & Strategy Committee.


      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.